Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Schedule of weighted-average grant date fair value of the RSUs granted

	Number of RSUs	Weighted average grant date fair value per share
RSUs outstanding December 31, 2023	59,282	-
Granted during the year	30,000	-
Vested during the year	(78,296)	$8.86
Forfeited during the year	(1,438)	$9.37
RSUs outstanding December 31, 2024	9,548	$9.52
Granted	-
Vested	(5,947)	$5.69
Forfeited	-
RSUs outstanding June 30, 2025	3,600	$4.07

Schedule of grant date fair value of director options granted

The range of assumptions that the Company used to determine the grant date fair value of director options granted were as follows:

Directors
Volatility	155.63%
Expected term in years	7
Dividend rate	0.0%
Risk-free interest rate	4.5%
Hurdle price	-
Exercise price	$0.51
Share price	$0.71
Fair value of option on grant date	$0.69

Schedule of weighted-average grant date fair value of the options granted

The table below shows the number of options granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the options granted:

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2023	800,000	$6.14
Granted during the year	474,684	$0.87
Vested during the year	(653,107)	$2.48
Forfeited during the year	(21,577)	$0.87
Options outstanding December 31, 2024	600,000	$6.14
Granted during the period	597,826	$0.69
Vested during the period	(298,913)	$0.69
Forfeited during the period	-	-
Options outstanding June 30, 2025	898,913	$4.33

Schedule of reconciliation to statement of profit or loss	Reconciliation to statement of profit or loss – for the six months ended June 30
	2025	2024
	€’000	€’000
RSUs	5	75
Incentive shares	(2)	6
Options	434	964
Share-based payment expense/ (credit)	438	1,045

Non executive directors [member]
IfrsStatementLineItems [Line Items]
Schedule of weighted-average grant date fair value of the options granted

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2023	5,000	$23.00
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2024	5,000	$23.00
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding June 30, 2025	5,000	$23.00